Segments - Schedule of Reportable Segment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenues:
Total revenues	$ 5,913,461	$ 21,297,642
Gross profit
Total gross profit (loss)	998,516	(343,141)
Operating expenses
Financial services	1,917,126	2,721,746
Corporate/Other	13,259,400	14,398,334
Total operating expenses	15,176,526	17,120,080
General Support Services
Revenues:
Total revenues	4,800,000	19,200,000
Gross profit
Total gross profit (loss)	150,000	425,000
Financial Service
Revenues:
Total revenues	1,113,461	2,097,642
Gross profit
Total gross profit (loss)	$ 848,516	$ (768,141)